Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Provision for income taxes			$ 0	$ 0
Valuation allowance			14,919,356	10,503,924
Increase (decrease) in valuation allowance			4,415,432	2,003,941
Unrecognized tax benefits			0	0
Accrued interest or penalties related to uncertain tax positions			0	0
Non-taxable Income from Fair Value Change of Warrant Liability	$ 1,417	$ 68,427
Federal [Member]
Income Taxes [Line Items]
Net operating loss			36,356,115	23,777,049
Federal [Member] | Research and Development [Member]
Income Taxes [Line Items]
Tax credit carryforward amount			$ 93,915	93,915
Tax credit carryforwards expiration year			2040
State [Member]
Income Taxes [Line Items]
Net operating loss			$ 48,464,356	33,468,573
Net operating loss carryforwards expiration year			2026
State [Member] | Research and Development [Member]
Income Taxes [Line Items]
Tax credit carryforward amount			$ 445,880	$ 349,658